Victory Precious Metals and Minerals Fund Expense Example - Victory Precious Metals and Minerals Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,268
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	$ 2,105